ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4 – Accounts Receivable

Accounts receivable was $799,866 and $684,935 at November 30, 2021 and May 31, 2021, respectively. During the three months ended November 30, 2021 and 2020, the Company had bad debt expense in the net amount of $129 and $0. During the six months ended November 30, 2021 and 2020, the Company had bad debt expense in the net amount of $129 and $5,992. No allowance for doubtful accounts was necessary during the three and six months ended November 30, 2021 and 2020.

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable was $684,935 and $161,409 at May 31, 2021 and 2020, respectively. The Company had bad debt expense of $15,798 during the year ended May 31, 2021. The Company had bad debt expense of $0 for the year ended May 31, 2021, and $108,392 during the year ended May 31, 2020, including $101,512 in connection with a receivable from a credit card company.